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                                    MAS Funds

  Supplement dated February 26, 1999 to the MAS Funds Adviser Class Prospectus
                             dated January 31, 1999

This supplement provides new and additional information beyond that contained in the Adviser Class Prospectus and should be read in conjunction with the Adviser Class Prospectus.

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The table showing the Fees and Expenses of the Portfolios in the Adviser Class
Prospectus dated January 31, 1999 incorrectly overstates the "Other Expenses" of the Equity and Mid Cap Value Portfolios. As a result, the "Total Annual Fund Operating Expenses" and the "Example" table for these two Portfolios are also overstated. The following tables correctly show the Fees and Expenses and the Example for both the Equity and Mid Cap Value Portfolios.

FEES AND EXPENSES OF THE PORTFOLIOS

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                                                                   TOTAL ANNUAL
                                                                       FUND
                     MANAGEMENT     DISTRIBUTION       OTHER         OPERATING
                        FEES        (12B-1) FEES      EXPENSES        EXPENSES
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Equity Portfolio       .500%            0.25%          .110%*           .860%
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Mid Cap Value          .750%            0.25%          .154%*          1.154%
  Portfolio
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* Other expenses are based on estimated amounts for the current year.

EXAMPLE

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                        1 Year         3 Years        5 Years       10 Years
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Equity Portfolio         $ 88           $274           $477         $1,061
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Mid Cap Value            $118           $367           $635         $1,402
  Portfolio
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                       PLEASE RETAIN FOR FUTURE REFERENCE